Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenues are Disaggregated by Major Products/Service Lines	The Company’s revenues are disaggregated by major products/service lines, channel and timing of revenue recognition. Detailed information is specified as follows:
Channel	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Online consumer product sales	148,570,430	67,016,645	30,811,746
Offline consumer product sales	42,819,538	109,403,748	173,783,356
Revenues from collaborative arrangements	8,244,967	1,867,042	-
Advertising	3,413,183	870,580	886,802
Experience stores	2,131,324	428,051	-

Total Revenues	205,179,442	179,586,066	205,481,904

Schedule of Major Products/Services Lines
Major products/services lines	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Private label products	80,108,791	121,656,429	130,430,099
Ready to heat (“RTH”)	56,786,910	16,381,564	4,758,751
Ready to eat (“RTE”) & Plant Base	39,643,744	34,115,276	58,623,131
Ready to cook (“RTC”)	856,254	2,545,547	10,783,121
Fresh products	13,994,269	1,721,577	-
Total product revenues	191,389,968	176,420,393	204,595,102

Advertising service	3,413,183	870,580	886,802
Experience stores	2,131,324	428,051	-
Total service revenues	5,544,507	1,298,631	886,802

Revenues from collaborative arrangement	8,244,967	1,867,042	-

Total Revenues	205,179,442	179,586,066	205,481,904

Schedule of Timing of Revenue Recognition
Timing of revenue recognition	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from goods or services transferred to customers at a point in time	195,708,493	177,315,343	205,481,904
Revenue from services transferred to customers over time	9,470,949	2,270,723	-

Total Revenues	205,179,442	179,586,066	205,481,904

Schedule of Revenue is Disaggregated by Geographic Location of Customers	In the following table, revenue is disaggregated by geographic location of customers’ headquarters
(based on the location of customer)	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Chinese mainland	202,640,466	174,700,347	191,565,207
Hong Kong	2,538,976	4,885,719	5,260,144
The United States	-	-	8,656,553

Total Revenues	205,179,442	179,586,066	205,481,904

Schedule of Changes in the Contract Liabilities Balances	Changes in the contract liabilities balances for the years ended December 31, 2021, 2022 and 2023 are as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of beginning of the year	2,425,916	2,069,565	6,293,066
Revenues recognized from opening balance of contract liabilities	(2,425,916)	(2,069,565)	(6,293,066)
Increase due to business acquisition	-	-	2,678,134
Increase due to cash received	27,152,677	35,789,984	63,653,408
Revenues recognized from cash received during the year	(25,083,112)	(29,496,918)	(52,557,568)

Balance as of end of the year	2,069,565	6,293,066	13,773,974